Average Annual Total Returns - FidelityTotalEmergingMarketsFund-AMCIZPRO - FidelityTotalEmergingMarketsFund-AMCIZPRO - Fidelity Total Emerging Markets Fund	Dec. 30, 2022
Fidelity Advisor Total Emerging Markets Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	(5.13%)
Past 5 years	8.60%
Past 10 years	6.42%
Fidelity Advisor Total Emerging Markets Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	(10.83%)
Past 5 years	7.02%
Past 10 years	5.51%
Fidelity Advisor Total Emerging Markets Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	(11.16%)
Past 5 years	6.50%
Past 10 years	5.07%
Fidelity Advisor Total Emerging Markets Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(6.10%)
Past 5 years	5.45%
Past 10 years	4.34%
Fidelity Advisor Total Emerging Markets Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	(7.04%)
Past 5 years	7.49%
Past 10 years	5.50%
Fidelity Advisor Total Emerging Markets Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	(8.94%)
Past 5 years	7.18%
Past 10 years	5.45%
Fidelity Advisor Total Emerging Markets Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	(4.94%)
Since Inception	8.43%	[1]
IXYE0
Average Annual Return:
Past 1 year	(2.53%)
Past 5 years	9.90%
Past 10 years	5.53%
F1738
Average Annual Return:
Past 1 year	(2.00%)
Past 5 years	7.90%
Past 10 years	5.49%

[1]	A From October 2, 2018